AMERICAN INDEPENDENCE FUNDS TRUST INTERMEDIATE BOND FUND

(The “Fund")

PROSPECTUS SUPPLEMENT DATED AUGUST 25, 2009 TO THE CLASS A AND CLASS C SHARES PROSPECTUS

DATED MARCH 1, 2009

Effective as of the close of business on August 25, 2009 Class C share of the fund will be

Other share classes of the funds will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL BOND FUND
(The “Fund")

PROSPECTUS SUPPLEMENT DATED AUGUST 25, 2009 TO THE CLASS A AND CLASS C SHARES PROSPECTUS

DATED MARCH 1, 2009

Effective as of the close of business on August 25, 2009 Class C share of the fund will be closed.

Other share classes of the funds will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.